Operations and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Operations and principal activities
Net income attributable to So-Young International Inc	¥ (8,371)	$ (1,315)	¥ 5,807	¥ 176,724
Net cash generated from/(used in) operating activities	84,287	$ 13,226	179,180	383,822
Accumulated deficit	(272,368)		(254,228)		$ (42,740)
Cash, cash equivalents and restricted cash	¥ 1,343,809		¥ 1,145,685	¥ 901,185	$ 210,873	$ 179,783	¥ 563,383